Consolidated Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Schedule of Consolidated Statement of Cash Flows

The changes in non-cash balances related to operations consist of the following:

Year ended December 31 (millions of Canadian dollars)	2015	2014
Accounts receivable	244	(93)
Due from related parties	40	(27)
Materials and supplies	2	—
Prepaid expenses and other assets	12	(13)
Accounts payable	(26)	39
Accrued liabilities	(27)	(35)
Due to related parties	(95)	(3)
Accrued interest	(4)	—
Long-term accounts payable and other liabilities	—	(3)
Post-retirement and post-employment benefit liability	41	80

	187	(55)

Capital Expenditures

The following table illustrates the reconciliation between investments in property, plant and equipment and the amount presented in the Consolidated Statements of Cash Flows after accounting for capitalized depreciation and the net change in related accruals:

Year ended December 31 (millions of Canadian dollars)	2015	2014
Capital investments in property, plant and equipment	(1,622)	(1,511)
Capitalized depreciation and net change in accruals included in capital investments in property, plant and equipment	28	30

Capital expenditures – property, plant and equipment	(1,594)	(1,481)

The following table illustrates the reconciliation between investments in intangible assets and the amount presented in the Consolidated Statements of Cash Flows after accounting for the net change in related accruals:

Year ended December 31 (millions of Canadian dollars)	2015	2014
Capital investments in intangible assets	(40)	(19)
Net change in accruals included in capital investments in intangible assets	3	(4)

Capital expenditures – intangible assets	(37)	(23)

Supplementary Information

Year ended December 31 (millions of Canadian dollars)	2015	2014
Net interest paid	416	412
Income taxes / PILs paid	2,928	86